Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash And Cash Equivalents
NOTE 5:	CASH AND CASH EQUIVALENTS

	December 31,
	2017	2016
	U.S. dollars in thousands

Cash in banks and on hand	1,083	2,019
Bank deposits with original maturities of three months or less*	2,206	-

	3,289	2,019

* Deposit with maturity of three months, which bear an interest of 1.22%-1.4% per annum.

The currencies in which the cash and cash equivalents are denominated or linked to are:

	December 31,
	2017	2016
	U.S. dollars in thousands

U.S. dollars	3,172	1,908
NIS (not linked to the Israeli CPI)	117	110
Other currencies	-	1

	3,289	2,019